Note 1 - Nature of Business (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Stockholders' Equity Attributable to Parent, Ending Balance	$ (26,606,224)	$ (25,535,162)	$ (22,291,320)	$ (21,261,393)	$ (19,014,651)	$ (5,807,665)